Acquisition (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jun. 08, 2015	Apr. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill			$ 30,859	$ 11,286	$ 11,277
Eastern Space Systems [Member]
Business Acquisition [Line Items]
Percentage of interests acquired		100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		$ 27
Working capital, net		(2,176)
Fixed assets		655
Intangible assets		2,200
Other liabilities		(750)
Goodwill		4,691
Long term deferred tax		(352)
Total Fair Value		4,295
Contingent consideration in respect of acquisition classified as liability		(422)
Contingent consideration in respect of acquisition classified as equity		(773)
Cash Paid		$ (3,100)
Satlink Communications Ltd [Member]
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$ 1,397
Working capital, net	(6,887)
Fixed assets	8,725
Intangible assets	750
Other liabilities	(217)
Goodwill	15,550
Long term deferred tax	(270)
Total Fair Value	19,048
Cash Paid	$ (19,048)